THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                                NOVEMBER 30, 1999
















                        THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                               ANNUAL REPORT DATED
                                NOVEMBER 30, 1999

Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets exceeding 18.4 million dollars as of November 30, 1999. There are currently 333 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $14.40 per share as of November 30, 1999 and had a total return of 14.74% for the period November 30, 1998 through November 30, 1999. The Crowley Diversified Portfolio grew from approximately $6.2 million dollars in net assets to approximately $7.1 million dollars in net assets at year end. As of November 30, 1999 The Crowley Diversified Portfolio was approximately 79.61% invested in a portfolio of 27 mutual funds diversified over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (31.99%), followed by Growth/Income (18.31%), Balanced (8.29%), Aggressive Growth (7.39%), Global Equity (6.57%), Foreign Equity (5.16%), and Technology (1.90%). Management currently intends to invest the Portfolio's assets with a greater allocation to stocks, while continuing to use mutual funds as the Portfolio's primary investment vehicle.

The Crowley Income Portfolio had a net asset value of $10.56 per share as of November 30, 1999 and had a total return of .92% for the period November 30, 1998 through November 30, 1999. As of November 30, 1999 The Crowley Income Portfolio had investments in 61 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 76.67% of the overall portfolio. The remaining assets were invested in preferred stocks (16.94%), U.S. government agency bonds (2.18%) and the balance in cash and cash equivalents (4.21%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Since the Portfolio's inception, no investment held in The Crowley Income Portfolio has ever failed to make a coupon or interest payment or failed to be redeemed upon maturity. During the fiscal year ending November 30, 1999 there was a significant rise in interest rates. Individual securities within the portfolio reflected this rise in interest rates by trading at a lower market value, causing a negative effect on the Portfolio's total return. Current income remained high over the period and were reflected in the December 31 year-end dividend distribution. Given the market values of the underlying securities as of November 30, 1999, it is anticipated that the yield on the Crowley Income Portfolio will increase for the upcoming year. If interest rates stabilize during the upcoming fiscal year, then the investment manager believes that total return of the Portfolio should increase significantly compared to the previous year.

The enclosed report has been audited by the Fund's Independent Accountants and contains a list of the Portfolios' investments as of November 30, 1999.

Sincerely,

Robert A. Crowley, CFA
President

January 29, 2000






               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 1999, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 5, 2000




















THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                 CORPORATE BONDS & NOTES
                 -----------------------
                 Auto & Truck
   $   500,000      Ford Holdings
                       7.350%, 11/07/11                          4.31%      $     487,600
       300,000      General Motors
                       7.700%, 04/15/16                          2.70             305,670
                                                              -------       -------------
                                                                 7.01             793,270
                                                              -------       -------------
                 Banking
        60,000      BankAmerica
                       7.750%, 07/15/02                           .54              61,331
        30,000      BankAmerica
                       7.875%, 12/01/02                           .27              30,834
        20,000      Bankers Trust New York
                       9.400%, 03/01/01                           .18              20,522
        95,000      Banque Paribas New York
                       6.875%, 03/01/09                           .80              90,725
       100,000      First Union Corp.
                       9.890%, 03/13/01                           .92             103,959
                                                              -------       -------------
                                                                 2.71             307,371
                                                              -------       -------------
                 Broadcasting & Cable T.V.
        50,000      Cox Communications, Inc.
                       8.875%, 03/01/01                           .45              51,203
                                                              -------       -------------
                 Chemical (Basic)
       400,000      DuPont E.I.
                       8.250%, 1/15/22                           3.67             415,060
                                                              -------       -------------
                 Computers & Periphals
       100,000      Unisys Corp.
                       7.875%, 04/01/08                           .88              99,250
                                                              -------       -------------
                 Diversified Company
       218,000      American Standard, Inc.
                       9.250%, 12/01/16                          1.92             216,910
       107,000      Mark IV Industries
                       7.500%, 09/01/07                           .89             100,848
                                                              -------       -------------
                                                                 2.81             317,758
                                                              -------       -------------
                 Drug
       200,000      ICN Pharmaceutical,
                       9.250%, 08/15/05                          1.70             192,740
                                                              -------       -------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------
                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                 CORPORATE BONDS & NOTES
                 -----------------------

                 Electric Utility
   $   510,000      Appalachian Power Company
                       8.500%, 12/01/22                          4.70%      $     531,675
       250,000      Duquesne Lighting Company
                       7.625%, 04/15/23                          2.28             257,500
       217,000      Houston Lighting & Power
                       7.750%, 03/15/23                          1.95             220,798
       400,000      Wisconsin Power & Light Company
                       1st Mortgage, 9.300%, 12/01/25            3.71             419,372
       245,000      Wisconsin Electric Power
                       1st Mortgage, 7.750%, 01/15/23            2.25             254,800
                                                              -------       -------------
                                                                14.89           1,684,145
                                                              -------       -------------


                 Electrical Equipment Industry
       100,000      General Electric Capital Corp.
                       Variable Rate, 05/01/18                    .88             100,046
                                                              -------       -------------
                 Entertainment
       300,000      Paramount Communications
                        7.500%, 07/15/23                         2.65             300,000
       100,000      Walt Disney Co.
                       6.500%, 05/27/14                           .81              92,125
                                                              -------       -------------
                                                                 3.46             392,125
                                                              -------       -------------
                 Financial Services
       180,000      Advanta Medium Term Note
                       7.00%, 05/01/01                           1.53             172,800
       250,000      Franchise Finance Corp.
                       6.86%, 06/15/07                           2.06             232,500
       100,000      Leucadia Capital Trust I,
                       8.65%, 01/15/27                            .76              86,000
       250,000      Leucadia National Corp.
                       7.75%, 08/15/13                           2.25             255,000
       200,000      Source One Mortgage Services Corp.,
                       9.00%, 06/01/12                           1.99             225,000
       200,000      Trenwick Capital Trust,
                       8.82%, 02/01/37                           1.61             182,750
                                                              -------       -------------
                                                                10.20           1,154,050
                                                              -------       -------------
                 Food Processing
       100,000      Quaker Oats Co.
                       9.000%, 12/17/01                           .92             104,126
                                                              -------       -------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                 CORPORATE BONDS & NOTES
                 -----------------------
                 Grocery Store
   $   350,000      Great Atlantic & Pacific Tea
                       7.750%, 04/15/07                          2.97%      $     336,000
                                                              -------       -------------
                 Hotel/Gaming Industry
       250,000      HMH Properties, Inc., Series B
                       7.875%, 08/01/08                          2.00             226,250
                                                              -------       -------------
                 Insurance (Diversified)
       185,000      Aetna Services, Inc.
                       7.625%, 08/15/26                          1.58             178,525
                                                              -------       -------------
                 Life/Health Insurance
       130,000      Amerus Capital I Bond
                       8.850%, 02/01/27                          1.11             125,287
                                                              -------       -------------
                 Office Equipment & Supplies
        87,000      Ikon Office Solutions, Inc.
                       6.750%, 12/01/25                           .66              74,167
                                                              -------       -------------
                 Paper and Forest Products
        50,000      International Paper Company
                       9.700%, 03/15/00                           .45              50,460
       100,000      Pope & Talbot
                       8.375%, 06/01/13                           .86              97,500
                                                              -------       -------------
                                                                 1.31             147,960
                                                              -------       -------------
                 Retail Building Supply Industry
       300,000      Loews Corp.
                       7.625%, 06/01/23                          2.68             303,000
                                                              -------       -------------
                 Retail Store Industry
       200,000      K Mart Corp., Medium Term Notes
                       8.850%, 12/15/11                          1.86             210,250
       100,000      K Mart Corp.
                       Pass Thru Sec K-1 8.990%, 07/05/10         .94             106,000
                                                              -------       -------------
                                                                 2.80             316,250
                                                              -------       -------------
                 Savings & Loan Industry
       200,000      Great Western Financial
                       8.206%, 02/01/27                          1.79             202,000
                                                              -------       -------------



--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                 CORPORATE BONDS & NOTES
                 -----------------------
                 Securities Brokerage Industry
   $   200,000      Bear Stearns Companies
                       7.000%, 04/02/18                          1.58%      $     178,280
       200,000      Lehman Bros Holding Inc.
                       8.500%, 08/01/07                          1.84             208,250
        30,000      Morgan Stanley Group
                       8.100%, 06/24/02                           .27              30,839
                                                              -------       -------------
                                                                 3.69             417,369
                                                              -------       -------------
                 Telecommunications Service Industry
       150,000      AT&T Corp.
                       8.125%, 07/15/24                          1.37             154,875
       150,000      GTE North, Inc.
                       7.625%, 05/15/26                          1.31             148,875
       100,000      ITT
                       6.250%, 11/15/00                           .87              98,000
       250,000      Media One Group
                       6.750%, 10/01/05                          2.16             244,140
                                                              -------       -------------
                                                                 5.71             645,890
                                                              -------       -------------
                 Trucking/Transportation Leasing
       100,000      Interpool, Inc.
                       7.200%, 08/01/07                           .79              89,750
                                                              -------       -------------
                   Total Corporate Bonds & Notes
                   (Cost $8,862,381)                            76.67           8,673,592
                                                              -------       -------------
     Number
    of Shares
                      PREFERRED STOCKS
                      ----------------
         4,000   AT&T Capital, 8.25%                              .88%      $      99,000
         4,000   AT&T Capital Senior, 8.125%                      .86              97,252
         3,000   Canadian Occidental Petroleum, 9.75%             .84              95,000
         8,000   Citigroup Capital I, 8.00%                      1.75             198,504
         4,000   Conseco, 8.70%                                   .76              86,000
         4,000   Georgia Power, Series 7.75%                      .81              92,000
         8,000   Hartford Capital, Series A, 7.70%               1.57             178,000
        10,000   Hercules Trust I, 9.42%                         1.94             219,380
         6,000   Lincoln National Capital, Series 8.75%          1.31             148,500
         4,000   Nova Chemical, Ltd., 9.50%                       .85              96,252
        10,000   Pacific Telesis, 7.56%                          2.06             232,500
        10,000   Pacificorp Capital, 8.25%                       2.08             235,000
         6,000   Transcanada Pipe Line Ltd., 8.25%               1.23             138,936
                                                              -------       -------------
                    Total Preferred Stocks
                    (Cost $2,044,868)                           16.94           1,916,324
                                                              -------       -------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements




THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                       U.S. GOVERNMENT AGENCY
                       ----------------------
    $1,000,000      Federal Home Loan Bank
                       Zero Coupon, 07/28/17                     2.18%      $     247,000
                                                               ------       -------------
                       Total U.S. Government
                       Agency (Cost $250,288)                    2.18             247,000
                                                               ------       -------------

                    Total Investments (Cost $11,157,537) (a)    95.79%         10,836,916
                    Other Assets Less Liabilities                4.21%            476,156
                                                               ------       -------------
                    Net Assets                                 100.00%      $  11,313,072
                                                               ======       =============

                 (a)   Aggregate cost for federal
                       income tax purposes is $11,157,537.

                 At November 30, 1999, unrealized
                 appreciation (depreciation)of securities
                 for federal income tax purposes is as follows:
                    Unrealized appreciation                                   $    61,392
                    Unrealized depreciation                                      (382,013)
                                                                              -----------
                    Net unrealized depreciation                               $  (320,621)
                                                                              ===========
























--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                          GENERAL EQUITY FUNDS
                          --------------------
                 Aggressive Growth
         5,303      Strong Opportunity                          3.48%       $    247,646
         6,789      Twentieth Century Ultra                     3.91             278,067
                                                              -------       -------------
                                                                7.39             525,713
                                                              -------       -------------
                 Balanced
         8,391      Columbia Balanced                           2.89             205,318
         2,477      Dodge & Cox Balanced                        2.39             170,110
         9,614      Janus Balanced                              3.01             213,729
                                                              -------       -------------
                                                                8.29             589,157
                                                              -------       -------------
                 Growth
         4,203      Columbia Growth                             2.93             208,657
         7,455      Dreyfus Disciplined                         4.38             311,634
         5,804      Fidelity Stock Selection                    2.69             191,316
         4,956      Harbor Capital Appreciation                 3.42             243,157
         6,532      Janus Mercury                               3.63             258,197
         7,790      Longleaf Partners                           2.28             161,870
         1,967      Nicholas                                    2.21             156,835
         3,053      T. Rowe Price Blue Chip                     1.48             105,252
         5,407      T. Rowe Price Mid Cap                       2.89             205,245
         5,990      Vanguard U.S. Growth                        3.61             256,432
         6,380      Warburg Capital Appreciation                2.47             175,311
                                                              -------       -------------
                                                               31.99           2,273,906
                                                              -------       -------------
                 Growth/Income
         7,653      American Century Growth & Income            3.47             246,516
         4,134      Babson Value                                2.67             190,068
         2,209      Dodge & Cox Stock                           3.16             224,767
        13,177      Pelican                                     2.84             202,270
         8,540      Steinroe Growth & Income                    3.21             228,020
         5,857      Vanguard Growth & Income                    2.96             210,442
                                                              -------       -------------
                                                               18.31           1,302,083
                                                              -------       -------------
                 Technology
         2,121      T. Rowe Price Science & Technology          1.90             134,960
                                                              -------       -------------





--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------

                                                                                  Market
                                                              Percent of          Value
   Par Value                                                  Net Assets        (Note 1-A)
   ---------                                                  -----------       ----------
                        INTERNATIONAL EQUITY FUNDS
                        --------------------------
                 Foreign Equity
         3,002      Managers International Equity                2.39%       $    170,007
        15,125      Twentieth Century International Equity       2.77             196,922
                                                              -------       -------------
                                                                 5.16             366,929
                                                              -------       -------------
                 Global Equity
         6,942      Founders Worldwide Growth                    2.75             195,722
         4,026      Janus Worldwide                              3.82             271,539
                                                              -------       -------------
                                                                 6.57             467,261
                                                              -------       -------------

                 Total Investments (Cost $4,926,061) (a)        79.61%          5,660,009
                 Other Assets Less Liabilities                  20.39%          1,449,278
                                                              -------       -------------
                 Net Assets                                    100.00%       $  7,109,287
                                                              =======       =============

                 (a) Aggregate cost for federal
                     income tax purposes is $4,926,061.

                 At November 30, 1999 unrealized
                 appreciation (depreciation)of securities
                 for federal income tax purposes is as follows:
                    Unrealized appreciation                                    $  793,160
                    Unrealized depreciation                                       (59,212)
                                                                               ----------
                       Net unrealized appreciation                             $  733,948
                                                                               ==========

















--------------------------------------------------------------------------------

See accompanying notes to financial statements



THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999
--------------------------------------------------------------------------------

                                                                                   Diversified
                                                                     Income         Management
                                                                   Portfolio        Portfolio
                                                                   ---------       -----------
ASSETS
    Investments at market value
       (Identified cost $11,157,537 and $4,926,061, (Note 1)      $10,836,916       $5,660,009
    Cash                                                              253,211        1,449,385
    Dividends and interest receivable                                 223,064             -
                                                                  -----------       ----------
       Total assets                                                11,313,191        7,109,394
                                                                  -----------       ----------

LIABILITIES
    Accrued expenses                                                      119              107
                                                                  -----------       ----------
NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,071,320 and 493,805 shares issued
    and outstanding, respectively)                                $11,313,072       $7,109,287
                                                                  ===========       ==========
NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,313,072  /  1,071,320 shares)
      ($7,109,287  /     493,805 shares)                               $10.56           $14.40
                                                                       ======           ======

NET ASSETS
    At November 30, 1999, net assets consisted of:
       Paid-in capital                                            $11,271,633       $6,275,045
       Undistributed net investment income                            655,415           13,346
       Accumulated net realized gain (loss) on investments           (293,355)          86,948
       Net unrealized appreciation (depreciation)                    (320,621)         733,948
                                                                  -----------       ----------
                                                                  $11,313,072       $7,109,287
                                                                  ===========       ==========













--------------------------------------------------------------------------------

See accompanying notes to financial statements





THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 1999

                                                                                          Diversified
                                                                            Income         Management
                                                                           Portfolio       Portfolio
                                                                           ---------      -----------
INVESTMENT INCOME
    Interest income                                                       $   748,066     $     8,805
    Dividends                                                                 154,266         151,480
                                                                          -----------     -----------
       Total income                                                           902,332         160,285
                                                                          -----------     -----------
EXPENSES
    Investment advisory fees (Note 2)                                          71,535          66,941
    Transfer agent fees (Note 2)                                               49,547          29,521
    Professional fees                                                          29,286          16,225
    Custody fees                                                                3,806           1,200
    Directors' fees                                                             2,000           8,000
    Miscellaneous                                                               7,155           -
                                                                          -----------     -----------
       Total expenses                                                         163,329         121,887
                                                                          -----------     -----------
          Net investment income                                               739,003          38,398
                                                                          -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                              (52,727)       (230,665)
    Capital gain distributions from regulated investment companies                -           317,139
    Change in unrealized appreciation (depreciation) of investments          (574,991)        792,579
                                                                          -----------     -----------
       Net gain (loss) on investments                                        (627,718)        879,053
                                                                          -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            $   111,285     $   917,451
                                                                          ===========     ===========















--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1999 and 1998
--------------------------------------------------------------------------------

                                                                                   1999               1998
                                                                                   ----               ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $      739,003     $     611,531
       Net realized gain (loss) on investments                                       (52,727)           14,114
       Increase (decrease) in unrealized appreciation of investments                (574,991)          123,347
                                                                              --------------     -------------
       Net increase in net assets resulting from operations                          111,285           748,992

    Distributions to shareholders
       Net investment income
          ($0.59 and $.68 per share, respectively)                                  (638,573)         (569,758)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                        (139,524)        2,427,296
                                                                              --------------     -------------
          Total increase (decrease) in net assets                                   (666,812)        2,606,530

NET ASSETS
    Beginning of year                                                             11,979,884         9,373,354
                                                                              --------------     -------------
    End of year
       (Including undistributed net investment income of
        $655,415 and $554,985, respectively)                                  $   11,313,072     $  11,979,884
                                                                              ==============     =============

(a)      Summary of capital share activity follows:

                                                               Year Ended                     Year Ended
                                                            November 30, 1999              November 30, 1998
                                                         -----------------------        ---------------------
                                                         Shares         Value           Shares          Value
                                                         ------         -----           ------          -----

Shares sold                                              55,154   $      580,801       287,143   $   3,031,209
Shares issued in reinvestment of distributions           60,643          638,573        54,837         569,758
                                                        -------   --------------       -------   -------------
                                                        115,797        1,219,374       341,980       3,600,967
Shares redeemed                                        (128,373)      (1,358,898)     (109,884)     (1,173,671)
                                                        -------   --------------       -------   -------------
    Net increase (decrease)                             (12,576)  $     (139,524)      232,096   $   2,427,296
                                                        =======   ==============       =======   =============






--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1999 and 1998
--------------------------------------------------------------------------------

                                                                                    1999              1998
                                                                                    ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                   $      38,398      $     50,711
       Net realized loss on investments                                             (230,665)           (9,695)
       Capital gain distributions from regulated
          investment companies                                                       317,139           223,741
       Increase (decrease) in unrealized appreciation of investments                 792,579          (335,574)
                                                                               -------------      ------------
       Net increase (decrease) in net assets
          resulting from operations                                                  917,451           (70,817)

    Distributions to shareholders
       Net investment income
          ($0.13 and $.08 per share, respectively)                                   (61,879)          (13,884)
       From net realized gains on investments
          ($0.45 and $.32 per share, respectively)                                  (214,198)          (55,535)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions              223,129         4,145,151
                                                                               -------------      ------------
          Total increase in net assets                                               864,503         4,004,915

NET ASSETS
    Beginning of year                                                              6,244,784         2,239,869
                                                                               -------------      ------------
    End of year
       (Including undistributed net investment income of
          $13,346 and $36,827, respectively)                                   $   7,109,287      $  6,244,784
                                                                               =============      ============

(a)      Summary of capital share activity follows:

                                                                 Year Ended                 Year Ended
                                                              November 30, 1999          November 30, 1998
                                                            --------------------         ------------------
                                                            Shares         Value         Shares       Value
                                                            ------         -----         ------       -----
Shares sold                                                 16,896     $   226,794      311,457   $  4,270,555
Shares issued in reinvestment of distributions              21,237         276,077        5,514         69,419
                                                            ------     -----------      -------   ------------
                                                            38,133         502,871      316,971      4,339,974
Shares redeemed                                            (20,662)       (279,742)     (14,618)      (194,823)
                                                            ------     -----------      -------   ------------
    Net increase                                            17,471    $    223,129      302,353   $  4,145,151
                                                            ======    ============      =======   ============


--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                           Year Ended November 30,
                                                            --------------------------------------------------
                                                             1999       1998       1997       1996       1995
                                                             ----       ----       ----       ----       ----
NET ASSET VALUE
    Beginning of year                                       $11.05     $11.00     $10.90     $11.08     $10.69
                                                            ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                      .69        .59        .69        .59        .65
    Net gains (losses) on securities
      (both realized and unrealized)                          (.59)       .14        .06       (.15)       .37
                                                            ------     ------     ------     ------     ------
      Total from investment operations                         .10        .73        .75        .44       1.02
                                                            ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
    Dividends (from net investment income)                    (.59)      (.68)      (.65)      (.62)      (.63)
    Distributions (from realized capital gains)                 -         -          -          -          -
                                                            ------     ------     ------     ------     ------
      Total distributions                                     (.59)      (.68)      (.65)      (.62)      (.63)
                                                            ------     ------     ------     ------     ------
NET ASSET VALUE
    End of year                                             $10.56     $11.05     $11.00     $10.90     $11.08
                                                            ======     ======     ======     ======     ======
TOTAL RETURN                                                   .92%      7.03%      7.34%      4.16%     10.12%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                  $11,313    $11,980     $9,373     $9,529     $8,940

    Ratio of expenses to average net assets                   1.36%      1.35%      1.39%      1.39%      1.43%

    Ratio of net investment income to average net assets      6.17%      5.70%      6.22%      5.62%      6.43%

    Portfolio turnover rate                                  27.13%     44.77%     22.81%     66.18%     31.60%




















--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                                    Period
                                                                                               April 1, 1995 (a)
                                                                                                      To
                                                               Year Ended November 30,            November 30,
                                                        ------------------------------------
                                                          1999      1998      1997     1996          1995
                                                          ----      ----      ----     ----    -----------------
NET ASSET VALUE
    Beginning of period                                 $ 13.11   $ 12.87   $ 12.15   $10.71       $ 10.00
                                                        -------   -------   -------   ------       -------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                   .08       .16       .17      .05           -
    Net gains on securities
      (both realized and unrealized)                       1.79       .48      1.17     1.43           .71
                                                        -------   -------   -------   ------       -------
      Total from investment operations                     1.87       .64      1.34     1.48           .71
                                                        -------   -------   -------   ------       -------
LESS DISTRIBUTIONS
    Dividends (from net investment income)                 (.13)     (.08)     (.18)    (.04)          -
    Distributions (from realized capital gains)            (.45)     (.32)     (.44)    -              -
                                                        -------   -------   -------   ------       -------
    Total distributions                                    (.58)     (.40)     (.62)    (.04)          -
                                                        -------   -------   -------   ------       -------
NET ASSET VALUE
    End of period                                       $ 14.40   $ 13.11   $ 12.87   $12.15       $ 10.71
                                                        =======   =======   =======   ======       =======
TOTAL RETURN                                              14.74%     5.10%    11.64%   13.87%         7.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $7,109    $6,245    $2,240   $1,500          $962

    Ratio of expenses to average net assets                1.82%     1.88%     1.87%    2.22%         2.06%(b)

    Ratio of net investment income (loss)
      to average net assets                                 .57%     1.11%     1.08%     .46%         (.09)%(b)

    Portfolio turnover rate                               23.81%     4.51%      -      20.69%          -

(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b) Annualized.













--------------------------------------------------------------------------------

See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 1999
--------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

     SECURITY VALUATION
     Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

     FEDERAL INCOME TAXES

     The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1999, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $293,400, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004,
     $47,000 in 2005 and $52,800 in 2006.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

     As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     USE OF ESTIMATES IN FINANCIAL STATEMENTS

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------







THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

November 30, 1999
--------------------------------------------------------------------------------


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the 'Advisor') provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 1999, TCFG earned fees of $49,547 and $29,521 from the Income Portfolio and Diversified Management Portfolio, respectively.

      Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(3)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $3,157,172 and $3,054,163, respectively, in the Income Portfolio and $1,500,000 and $2,984,576, respectively, in the Diversified Management Portfolio.













--------------------------------------------------------------------------------